EXPLORATION EXPENDITURES	6 Months Ended	12 Months Ended
	Dec. 31, 2016	Jun. 30, 2016
Oil and Gas Exploration and Production Industries Disclosures [Abstract]
EXPLORATION EXPENDITURES
8.	Exploration Expenditures

	For the three months ended December 31,		For the six months ended December 31,
	2016	2015	2016	2015
Technical studies and engineering	$1,551	$54	$1,988	$1,470
Field management and other	399	133	633	301
Drilling	-	-	-	281
Metallurgical development	419	25	1,691	110
Geologists and field staff	28	220	55	234
Total	$2,397	$432	$4,367	$2,396

10.	Exploration Expenditures

	For the year ended June 30,
	2016	2015
Feasibility study and engineering	$2,671	$5,892
Field management and other	940	1,791
Drilling	197	4,976
Metallurgical	844	4,506
Geologists and field staff	67	886
Total	$4,719	$18,051

Additions to exploration and evaluation assets during the year ended June 30, 2016 related to ongoing engineering and metallurgical costs incurred in connection with a feasibility study, as well as land-related payments and general project management costs.